Income taxes - Schedule of income tax expenses/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense (benefit):
Germany	€ 2,225	€ 323	€ 11,405
Other countries	125	112	103
Current income tax expense (benefit)	2,350	435	11,508
Deferred income tax (benefit) expense:
Germany	(1,264)	(4,851)	(4,838)
Other countries	0	(348)	0
Deferred income tax (benefit) expense	(1,264)	(5,199)	(4,838)
Income tax expense (benefit)	€ 1,086	€ (4,764)	€ 6,670